Property, Plant and Equipment - Disclosure of Gold Price, Silver Price, Copper price and Exchange Rates Assumptions (Details)	Jun. 30, 2024 $ / oz	Jun. 30, 2024 R / $	Jun. 30, 2024 R / kg	Jun. 30, 2024 $ / lb	Jun. 30, 2023 $ / oz	Jun. 30, 2023 R / $	Jun. 30, 2023 R / kg	Jun. 30, 2023 $ / lb	Jun. 30, 2022 $ / oz	Jun. 30, 2022 R / $	Jun. 30, 2022 R / kg	Jun. 30, 2022 $ / lb	Jun. 30, 2022 K / $	Dec. 31, 2021 $ / oz	Dec. 31, 2021 R / $	Dec. 31, 2021 R / kg
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Closing Price Of Copper Assumption | $ / lb				4.00				3.50				3.30
Average Foreign Exchange Rate assumption PGK/US$ | K / $													3.50
Year 1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	2,258		1,335,000		1,932		1,135,000		1,861		931,000			1,782		880,000
Silver price (in USD per oz) | $ / oz									23.85
Exchange rate (R/USD) | R / $		18.39				18.28				15.55					15.36
Year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	2,173		1,255,000		1,844		1,034,000		1,744		860,000
Silver price (in USD per oz) | $ / oz									22.42
Exchange rate (R/USD) | R / $		17.96				17.44				15.34
Due between two to three years5
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	2,049		1,209,000		1,725		950,000		1,664		816,000
Silver price (in USD per oz) | $ / oz									21.46
Exchange rate (R/USD) | R / $		18.36				17.13				15.26
Long term year four onwards
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	1,772		1,040,000		1,582		825,000		1,546		763,000
Silver price (in USD per oz) | $ / oz									19.38
Exchange rate (R/USD) | R / $		18.26				16.22				15.35